EARNINGS PER SHARE - Computation of basic and diluted earnings (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended											6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Apr. 10, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net Income (Loss)		$ 51,753	$ 12,416	$ (8,042)	$ 2,927	$ (6,040)	$ 7,251	$ 5,018	$ 3,973	$ 3,713	$ 33,368	$ 25,910	$ 64,169	$ 1,211	$ (367)	$ (3,904)	$ 46,072
Denominator:
Weighted Average Common Shares Outstanding - Basic		57,156,159				46,805,950						100,000,000	52,850,041	46,805,950	46,700,990	46,806,042	46,773,038
Dilutive effect of Stock Options and Warrants		4,826,282											4,553,552	1,437,196			1,136,375
Weighted Average Common Shares Outstanding - Diluted		61,982,441				46,805,950						100,000,000	57,403,593	48,243,146	46,700,990	46,806,042	47,909,413
Basic		$ 0.91		$ (0.17)	$ 0.06	$ (0.13)	$ 0.16	$ 0.11	$ 0.08	$ 0.08	$ 0.71	$ 0.26	$ 1.21	$ 0.03	$ (0.01)	$ (0.08)	$ 0.99
Diluted		$ 0.83		$ (0.17)	$ 0.06	$ (0.13)	$ 0.15	$ 0.10	$ 0.08	$ 0.08	$ 0.71	$ 0.26	$ 1.12	$ 0.02	$ (0.01)	$ (0.08)	$ 0.96
Warrents held	40,005,885